Supplemental Financial Statement Data - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2022	Dec. 27, 2024	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment		$ (0)	$ (0)	$ 0	$ 0		$ 0
Gain (Loss) on Disposition of Business			$ 34	0
Proceeds from Sale and Collection of Receivables				$ 272
The Flash Business of Western Digital Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment					0	$ 671	0
Sale Of Business Activity	$ 25
Gain (Loss) on Disposition of Business	$ 9				0	0	9
Proceeds from Sale and Collection of Receivables					339	370	103
Accounts Receivable, before Allowance for Credit Loss, Current					0	70
Depreciation expense for property, plant and equipment					$ 224	$ 315	$ 306